Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.6%
AGL Energy Ltd.	13,108	$186,633
Amcor Ltd./Australia	21,136	241,334
APA Group	24,964	175,385
Aristocrat Leisure Ltd.	10,544	212,734
ASX Ltd.	4,017	210,826
Aurizon Holdings Ltd.	35,657	127,972
Australia & New Zealand Banking Group Ltd.	39,671	766,311
Bendigo & Adelaide Bank Ltd.	11,171	86,918
BHP Group Ltd.	43,090	1,127,321
BHP Group PLC	31,978	719,284
BlueScope Steel Ltd.	10,317	75,341
Brambles Ltd.	24,958	209,408
Cochlear Ltd.	1,143	158,488
Coles Group Ltd.(a)	18,104	156,165
Commonwealth Bank of Australia	25,320	1,377,298
Computershare Ltd.	11,399	131,735
Crown Resorts Ltd.	7,693	66,786
CSL Ltd.	6,947	989,070
Dexus	21,557	192,373
Fortescue Metals Group Ltd.	26,796	149,453
Goodman Group	35,858	332,912
GPT Group (The)	49,646	198,128
Incitec Pivot Ltd.	40,877	92,895
Insurance Australia Group Ltd.	37,829	200,505
James Hardie Industries PLC	9,906	125,874
Lendlease Group	23,905	236,017
Macquarie Group Ltd.	4,761	396,862
Medibank Pvt Ltd.	50,049	114,779
Mirvac Group	100,685	211,372
National Australia Bank Ltd.	36,595	671,650
Newcrest Mining Ltd.	13,912	262,275
Oil Search Ltd.	26,562	129,745
Orica Ltd.	7,693	110,120
Origin Energy Ltd.	34,237	170,317
QBE Insurance Group Ltd.	21,337	172,522
Ramsay Health Care Ltd.	2,741	132,614
Rio Tinto Ltd.	3,931	273,176
Santos Ltd.	32,385	151,232
Scentre Group	80,502	211,948
Sonic Healthcare Ltd.	9,094	164,765
South32 Ltd.	84,198	193,677
Stockland	45,732	140,366
Suncorp Group Ltd.	18,010	162,591
Sydney Airport	19,536	100,298
Tabcorp Holdings Ltd.	36,975	115,538
Telstra Corp. Ltd.	57,626	145,730
Transurban Group	45,752	441,571
Treasury Wine Estates Ltd.	13,137	136,985
Vicinity Centres	66,630	119,105
Wesfarmers Ltd.	15,520	398,400
Westpac Banking Corp.	47,153	896,463
Woodside Petroleum Ltd.	12,793	313,950
Woolworths Group Ltd.	19,413	421,936

		15,307,153

Austria — 0.1%
ANDRITZ AG	1,937	69,504
Erste Group Bank AG	5,482	193,956
OMV AG	3,340	156,656

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG	2,654	$61,575

		481,691

Belgium — 0.3%
Ageas	4,148	201,903
Anheuser-Busch InBev SA/NV	10,832	876,449
Colruyt SA	1,118	82,874
Groupe Bruxelles Lambert SA	1,133	105,373
KBC Group NV	3,281	215,203
Proximus SADP	3,411	98,637
Solvay SA	1,140	106,812
UCB SA	2,339	178,491
Umicore SA	7,122	211,902

		2,077,644

Canada — 3.6%
Agnico Eagle Mines Ltd.	4,477	195,221
Alimentation Couche-Tard Inc., Class B	6,896	423,125
Bank of Montreal	9,570	694,584
Bank of Nova Scotia (The)	17,816	903,517
Barrick Gold Corp.	26,293	326,936
BCE Inc.	1,408	63,386
BlackBerry Ltd.(a)(b)	14,861	116,632
Bombardier Inc., Class B(a)	37,493	56,299
Brookfield Asset Management Inc., Class A	13,036	597,849
Cameco Corp.	8,759	88,374
Canadian Imperial Bank of Commerce	6,767	513,019
Canadian National Railway Co.	11,640	1,031,663
Canadian Natural Resources Ltd.	18,708	505,236
Canadian Pacific Railway Ltd.	2,272	497,894
Canadian Tire Corp. Ltd., Class A, NVS	1,468	146,811
Canadian Utilities Ltd., Class A, NVS	6,270	176,705
Canopy Growth Corp.(a)(b)	3,555	143,262
CGI Inc.(a)	4,014	292,521
CI Financial Corp.	8,074	121,179
Constellation Software Inc./Canada	396	342,823
Dollarama Inc.	5,465	172,573
Enbridge Inc.	30,285	1,114,714
Fairfax Financial Holdings Ltd.	464	212,797
First Quantum Minerals Ltd.(b)	11,836	86,150
Fortis Inc./Canada	7,985	301,527
Franco-Nevada Corp.	3,076	237,452
George Weston Ltd.	2,451	183,059
Gildan Activewear Inc.	4,625	166,848
Great-West Lifeco Inc.	4,014	90,856
Husky Energy Inc.	8,138	76,390
IGM Financial Inc.	3,229	87,610
Imperial Oil Ltd.	5,080	135,765
Intact Financial Corp.	2,138	183,784
Inter Pipeline Ltd.	11,338	172,766
Loblaw Companies Ltd.	2,585	132,625
Magna International Inc.	4,865	208,325
Manulife Financial Corp.	28,098	471,383
Metro Inc.	6,018	219,593
National Bank of Canada	6,228	279,682
Nutrien Ltd.	9,730	474,445
Onex Corp.	2,473	141,019
Open Text Corp.	4,946	196,611
Pembina Pipeline Corp.	8,978	320,230
Power Corp. of Canada	5,482	115,528
Power Financial Corp.	3,880	85,642

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
PrairieSky Royalty Ltd.	7,863	$103,762
Restaurant Brands International Inc.	3,947	259,727
RioCan REIT	15,412	297,319
Rogers Communications Inc., Class B, NVS	6,152	323,595
Royal Bank of Canada	20,544	1,543,649
Saputo Inc.	5,616	186,854
Shaw Communications Inc., Class B, NVS	8,799	178,662
Shopify Inc., Class A(a)(b)	1,592	437,879
SNC-Lavalin Group Inc.	3,331	59,356
Sun Life Financial Inc.	8,366	324,640
Suncor Energy Inc.	24,161	744,364
TC Energy Corp.	13,724	668,891
Teck Resources Ltd., Class B	7,771	157,903
TELUS Corp.	6,719	248,104
Thomson Reuters Corp.	3,254	206,760
Toronto-Dominion Bank (The)	27,320	1,493,415
Vermilion Energy Inc.	5,208	109,176
Waste Connections Inc.(b)	4,916	465,250
Wheaton Precious Metals Corp.	7,283	161,024

		21,074,740

Denmark — 0.6%
AP Moller - Maersk A/S, Class A	204	207,767
Carlsberg A/S, Class B	2,050	269,387
Coloplast A/S, Class B	2,540	270,099
Danske Bank A/S	9,660	158,567
Demant A/S(a)(b)	3,458	115,538
DSV A/S	4,138	368,893
Genmab A/S(a)	1,033	176,888
Novo Nordisk A/S, Class B	28,580	1,342,156
Novozymes A/S, Class B	4,611	216,470
Vestas Wind Systems A/S	3,356	274,440

		3,400,205

Finland — 0.4%
Elisa OYJ	3,612	160,679
Fortum OYJ	7,925	168,941
Kone OYJ, Class B	5,348	290,885
Metso OYJ	3,094	99,814
Neste OYJ	6,360	214,461
Nokia OYJ	82,113	409,932
Nordea Bank Abp	37,660	265,083
Sampo OYJ, Class A	5,616	242,567
Stora Enso OYJ, Class R	15,324	161,576
UPM-Kymmene OYJ	11,069	276,545
Wartsila OYJ Abp	8,669	126,405

		2,416,888

France — 3.8%
Accor SA	3,478	128,053
Air Liquide SA	6,263	778,178
Airbus SE	8,692	1,112,526
Alstom SA	4,148	188,961
Atos SE(b)	2,273	172,796
AXA SA	27,508	676,830
BNP Paribas SA	16,330	743,816
Bollore SA	31,777	143,130
Bouygues SA	4,500	157,107
Bureau Veritas SA(b)	5,483	128,982
Capgemini SE	2,540	283,328
Carrefour SA	10,032	188,257
Cie. de Saint-Gobain	9,472	342,144

Security	Shares	Value

France (continued)
Cie. Generale des Etablissements Michelin SCA	2,875	$329,827
Credit Agricole SA	17,952	204,649
Danone SA	9,317	741,303
Dassault Systemes SE	2,132	315,624
Edenred(b)	4,611	210,155
Electricite de France SA(b)	10,834	151,635
Engie SA	25,575	354,819
EssilorLuxottica SA	4,928	566,450
Eutelsat Communications SA	4,352	76,503
Getlink SE	12,648	194,642
Hermes International	545	361,234
Iliad SA	517	59,600
Ingenico Group SA	1,272	101,461
Ipsen SA	922	109,832
Kering SA	1,237	642,289
Klepierre SA	4,574	155,307
Legrand SA	4,611	309,016
L’Oreal SA	3,815	1,022,000
LVMH Moet Hennessy Louis Vuitton SE	4,081	1,539,839
Orange SA	27,964	437,510
Pernod Ricard SA	3,140	552,152
Peugeot SA	8,709	193,806
Publicis Groupe SA	3,416	186,144
Renault SA	2,889	173,588
Safran SA	5,016	657,894
Sanofi	16,921	1,362,152
Schneider Electric SE	7,980	629,590
SCOR SE	2,942	120,744
SES SA	6,286	94,705
Societe BIC SA	762	59,355
Societe Generale SA(b)	11,372	284,622
Sodexo SA(b)	1,669	191,565
STMicroelectronics NV	12,240	186,795
Suez	8,786	117,243
Teleperformance	1,127	216,010
Thales SA	2,138	234,817
TOTAL SA	36,193	1,881,069
Ubisoft Entertainment SA(a)	1,859	151,971
Unibail-Rodamco-Westfield	1,677	252,937
Unibail-Rodamco-Westfield, New	510	76,922
Valeo SA	4,218	111,304
Veolia Environnement SA	8,715	201,126
Vinci SA	7,492	738,527
Vivendi SA	17,004	457,225
Worldline SA/France(a)(c)	2,908	174,665

		22,234,731

Germany — 2.7%
1&1 Drillisch AG(b)	1,370	41,769
adidas AG	2,808	801,674
Allianz SE, Registered	6,353	1,407,823
BASF SE	13,108	862,684
Bayer AG, Registered	14,255	839,049
Bayerische Motoren Werke AG	4,614	318,883
Beiersdorf AG	2,902	333,248
Brenntag AG	3,612	167,361
Commerzbank AG	19,020	133,570
Continental AG	1,620	219,879
Daimler AG, Registered	13,065	676,046
Deutsche Bank AG, Registered	31,977	216,902
Deutsche Boerse AG	3,321	457,969

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Lufthansa AG, Registered	4,799	$91,179
Deutsche Post AG, Registered	15,319	450,326
Deutsche Telekom AG, Registered	48,165	810,994
Deutsche Wohnen SE	5,333	251,085
E.ON SE	35,551	370,372
Fresenius Medical Care AG & Co. KGaA	3,679	267,628
Fresenius SE & Co. KGaA	6,626	335,293
GEA Group AG	3,478	94,877
Hannover Rueck SE	1,062	158,818
HeidelbergCement AG	2,674	198,334
Henkel AG & Co. KGaA	1,937	167,499
Infineon Technologies AG	19,316	346,205
LANXESS AG	2,473	123,652
Merck KGaA	2,473	238,265
MTU Aero Engines AG	903	194,812
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,205	530,988
Puma SE	242	140,365
QIAGEN NV(a)	7,504	285,649
RWE AG	10,099	251,635
SAP SE	14,721	1,811,368
Siemens AG, Registered	11,104	1,255,193
Symrise AG	1,316	122,979
thyssenkrupp AG(b)	7,425	93,786
TUI AG(b)	8,960	82,440
United Internet AG, Registered	2,354	84,073
Vonovia SE(b)	9,796	512,624
Wirecard AG	1,884	294,131
Zalando SE(a)(c)	3,899	154,416

		16,195,843

Hong Kong — 1.3%
AIA Group Ltd.	186,400	1,750,943
Bank of East Asia Ltd. (The)	52,400	163,070
BOC Hong Kong Holdings Ltd.	70,500	270,651
CK Asset Holdings Ltd.	34,000	245,876
CK Hutchison Holdings Ltd.	35,000	330,557
CLP Holdings Ltd.	35,000	395,731
Galaxy Entertainment Group Ltd.(b)	39,000	235,774
Hang Seng Bank Ltd.	14,600	365,905
Hong Kong & China Gas Co. Ltd.	210,590	465,199
Hong Kong Exchanges & Clearing Ltd.	17,900	569,381
Jardine Matheson Holdings Ltd.	6,800	436,424
Link REIT	35,000	418,721
Melco Resorts & Entertainment Ltd., ADR	12,481	240,883
MTR Corp. Ltd.	57,500	351,649
New World Development Co. Ltd.	136,333	201,008
Sands China Ltd.	48,000	217,332
Sun Hung Kai Properties Ltd.	42,000	664,775
Techtronic Industries Co. Ltd.	26,000	165,805
WH Group Ltd.(c)	205,000	184,592
Wynn Macau Ltd.	90,400	193,009

		7,867,285

Ireland — 0.5%
AIB Group PLC	14,563	59,753
Bank of Ireland Group PLC	17,076	91,376
CRH PLC	13,467	420,045
Flutter Entertainment PLC	1,618	114,852
Kerry Group PLC, Class A	3,554	409,901
Linde PLC	8,328	1,503,620

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	5,040	$139,285
		2,738,832

Israel — 0.2%
Bank Hapoalim BM	41,887	303,860
Check Point Software Technologies Ltd.(a)(b)	1,729	190,674
Nice Ltd.(a)	2,754	381,652
Teva Pharmaceutical Industries Ltd., ADR(a)	16,004	138,435

		1,014,621

Italy — 0.8%
Assicurazioni Generali SpA	17,524	306,880
Atlantia SpA	9,384	234,866
CNH Industrial NV	18,923	164,435
Enel SpA	120,700	749,176
Eni SpA	36,595	553,788
Ferrari NV	2,056	292,345
Fiat Chrysler Automobiles NV(b)	17,140	218,465
Intesa Sanpaolo SpA	236,971	484,249
Leonardo SpA	3,996	44,271
Mediobanca Banca di Credito Finanziario SpA	13,635	125,686
Snam SpA	53,830	270,175
Telecom Italia SpA/Milano(a)	528,972	259,245
Tenaris SA	10,051	118,164
Terna Rete Elettrica Nazionale SpA	57,351	349,327
UniCredit SpA	30,000	340,590

		4,511,662

Japan — 8.1%
Aeon Co. Ltd.	13,200	228,257
Aisin Seiki Co. Ltd.	13,600	451,559
Ajinomoto Co. Inc.	20,500	348,731
Alfresa Holdings Corp.	600	15,114
Alps Alpine Co. Ltd.	6,800	112,733
ANA Holdings Inc.	6,800	227,721
Asahi Group Holdings Ltd.	6,800	299,181
Asahi Kasei Corp.	23,800	245,289
Astellas Pharma Inc.	32,500	437,773
Bandai Namco Holdings Inc.	2,900	142,630
Bridgestone Corp.	6,900	257,952
Canon Inc.	20,400	575,878
Casio Computer Co. Ltd.	11,700	130,497
Central Japan Railway Co.	2,200	458,844
Chubu Electric Power Co. Inc.	13,600	185,571
Chugai Pharmaceutical Co. Ltd.	7,000	466,774
Chugoku Electric Power Co. Inc. (The)	13,600	170,227
Coca-Cola Bottlers Japan Holdings Inc.	700	15,912
Concordia Financial Group Ltd.	39,500	151,342
Daifuku Co. Ltd.	1,000	50,380
Dai-ichi Life Holdings Inc.	21,000	304,435
Daiichi Sankyo Co. Ltd.	7,600	367,838
Daikin Industries Ltd.	3,200	389,924
Daiwa House Industry Co. Ltd.	13,700	410,211
Denso Corp.	7,000	270,910
Dentsu Inc.	3,300	107,898
East Japan Railway Co.	6,800	645,710
Eisai Co. Ltd.	3,900	229,277
FamilyMart UNY Holdings Co. Ltd.	4,000	96,376
FANUC Corp.	2,700	459,429
Fast Retailing Co. Ltd.	700	404,688
Fuji Electric Co. Ltd.	600	20,060
FUJIFILM Holdings Corp.	7,000	335,188

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	4,000	$270,965
Hakuhodo DY Holdings Inc.	13,700	215,516
Hikari Tsushin Inc.	100	20,281
Hitachi Ltd.	13,600	461,705
Honda Motor Co. Ltd.	25,400	620,174
Hoya Corp.	7,000	487,276
Hulic Co. Ltd.	13,700	108,767
Idemitsu Kosan Co. Ltd.	900	25,489
Iida Group Holdings Co. Ltd.	7,000	111,020
Inpex Corp.	20,400	165,116
ITOCHU Corp.	25,700	473,169
Japan Airlines Co. Ltd.	1,900	59,726
Japan Exchange Group Inc.	13,700	212,487
Japan Post Holdings Co. Ltd.	27,200	301,123
Japan Retail Fund Investment Corp.	137	275,830
Japan Tobacco Inc.	20,400	468,312
JFE Holdings Inc.	12,100	168,057
JGC Corp.	1,400	18,697
JTEKT Corp.	7,000	74,271
JXTG Holdings Inc.	59,700	285,097
Kansai Electric Power Co. Inc. (The)	14,600	170,171
Kao Corp.	6,800	531,098
KDDI Corp.	26,200	672,887
Keyence Corp.	1,700	963,085
Kikkoman Corp.	2,300	95,432
Kirin Holdings Co. Ltd.	13,700	297,154
Kobe Steel Ltd.	7,000	43,389
Komatsu Ltd.	13,600	302,688
Konami Holdings Corp.	1,500	70,735
Konica Minolta Inc.	14,400	127,057
Kose Corp.	200	31,628
Kubota Corp.	18,600	284,461
Kuraray Co. Ltd.	8,000	91,808
Kyocera Corp.	6,500	396,555
Kyushu Electric Power Co. Inc.	13,700	135,139
LIXIL Group Corp.	1,300	16,667
M3 Inc.	14,000	264,591
Makita Corp.	500	17,545
Marubeni Corp.	37,700	237,294
Marui Group Co. Ltd.	6,800	141,793
Mazda Motor Corp.	13,700	133,940
MEIJI Holdings Co. Ltd.	1,500	105,135
MINEBEA MITSUMI Inc.	27,400	402,767
Mitsubishi Chemical Holdings Corp.	30,200	197,847
Mitsubishi Corp.	20,400	532,288
Mitsubishi Electric Corp.	30,300	379,674
Mitsubishi Estate Co. Ltd.	21,000	386,249
Mitsubishi Heavy Industries Ltd.	7,000	307,078
Mitsubishi Motors Corp.	16,800	79,223
Mitsubishi UFJ Financial Group Inc.	194,400	897,203
Mitsubishi UFJ Lease & Finance Co. Ltd.	25,900	129,291
Mitsui & Co. Ltd.	27,200	420,244
Mitsui Fudosan Co. Ltd.	20,500	496,852
Mizuho Financial Group Inc.	441,000	624,285
MS&AD Insurance Group Holdings Inc.	8,600	272,950
Murata Manufacturing Co. Ltd.	8,100	351,006
Nagoya Railroad Co. Ltd.	7,000	193,286
NEC Corp.	3,000	111,213
Nexon Co. Ltd.(a)	9,500	141,483
Nidec Corp.	4,700	588,285

Security	Shares	Value

Japan (continued)
Nikon Corp.	6,900	$94,436
Nintendo Co. Ltd.	1,600	570,297
Nippon Paint Holdings Co. Ltd.	4,100	162,376
Nippon Steel Corp.	13,747	228,726
Nippon Telegraph & Telephone Corp.	13,700	613,992
Nissan Motor Co. Ltd.	36,900	249,659
Nitori Holdings Co. Ltd.	900	107,138
Nitto Denko Corp.	3,500	153,120
Nomura Holdings Inc.	65,400	206,184
Nomura Real Estate Master Fund Inc.	137	212,487
NTT DOCOMO Inc.	19,400	445,892
Odakyu Electric Railway Co. Ltd.	1,200	29,620
Olympus Corp.	21,200	250,905
Omron Corp.	7,000	332,673
Oriental Land Co. Ltd./Japan	2,400	292,885
ORIX Corp.	20,400	288,409
Otsuka Holdings Co. Ltd.	7,000	235,063
Pan Pacific International Holdings Corp.	1,700	105,218
Panasonic Corp.	32,500	258,863
Rakuten Inc.	20,400	213,254
Recruit Holdings Co. Ltd.	20,200	645,209
Renesas Electronics Corp.(a)	20,600	93,917
Resona Holdings Inc.	53,100	224,920
Ricoh Co. Ltd.	9,600	93,193
Santen Pharmaceutical Co. Ltd.	1,500	21,593
Secom Co. Ltd.	4,300	367,881
Sekisui House Ltd.	18,200	291,921
Seven & i Holdings Co. Ltd.	13,700	462,576
Seven Bank Ltd.	31,200	79,886
Shin-Etsu Chemical Co. Ltd.	6,800	566,609
Shionogi & Co. Ltd.	6,400	350,136
Shiseido Co. Ltd.	6,800	490,577
SMC Corp./Japan	700	230,615
Softbank Corp.	26,600	345,439
SoftBank Group Corp.	13,600	1,283,905
Sompo Holdings Inc.	7,000	265,107
Sony Corp.	20,400	987,730
Subaru Corp.	13,800	320,549
SUMCO Corp.	1,300	14,404
Sumitomo Chemical Co. Ltd.	39,500	170,988
Sumitomo Corp.	20,400	294,703
Sumitomo Electric Industries Ltd.	20,400	246,416
Sumitomo Metal Mining Co. Ltd.	900	23,724
Sumitomo Mitsui Financial Group Inc.	20,400	710,782
Sumitomo Mitsui Trust Holdings Inc.	7,000	256,919
Sumitomo Realty & Development Co. Ltd.	11,800	435,483
Suzuki Motor Corp.	7,000	332,544
Sysmex Corp.	4,000	277,375
T&D Holdings Inc.	13,600	142,232
Takeda Pharmaceutical Co. Ltd.	24,526	828,790
TDK Corp.	1,900	129,496
Terumo Corp.	14,000	398,176
Toho Co. Ltd./Tokyo	600	25,752
Tohoku Electric Power Co. Inc.	13,700	139,808
Tokio Marine Holdings Inc.	12,600	626,780
Tokyo Electric Power Co. Holdings Inc.(a)	32,900	169,083
Tokyo Electron Ltd.	1,900	258,816
Tokyo Gas Co. Ltd.	6,900	171,428
Tokyu Fudosan Holdings Corp.	20,900	116,651
Toray Industries Inc.	27,200	187,112

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toshiba Corp.	9,800	$311,398
Tosoh Corp.	10,600	134,532
Toyota Motor Corp.	34,000	1,999,134
Unicharm Corp.	7,000	210,113
USS Co. Ltd.	13,800	262,210
West Japan Railway Co.	1,000	78,287
Yahoo Japan Corp.	106,600	307,306
Yakult Honsha Co. Ltd.	6,800	387,050
Yamada Denki Co. Ltd.	26,200	122,584
Yamaha Corp.	2,800	125,977
Yamaha Motor Co. Ltd.	6,800	116,679
Yamato Holdings Co. Ltd.	6,800	137,848
Yaskawa Electric Corp.	2,400	69,629
Yokogawa Electric Corp.	7,000	136,228

		48,008,260

Netherlands — 1.2%
Aegon NV	27,830	127,027
AerCap Holdings NV(a)	2,875	128,857
Akzo Nobel NV	3,576	300,941
ArcelorMittal	7,520	111,118
ASML Holding NV	5,956	1,123,656
Heineken Holding NV	2,680	264,600
Heineken NV	3,545	371,414
ING Groep NV	55,392	598,434
Koninklijke Ahold Delhaize NV	19,305	433,155
Koninklijke DSM NV	3,278	368,206
Koninklijke KPN NV	61,550	187,795
Koninklijke Philips NV	14,865	587,223
NN Group NV	4,352	164,985
NXP Semiconductors NV	4,874	429,692
Randstad NV	2,287	117,741
Unilever NV, CVA	20,829	1,253,383
Wolters Kluwer NV	5,811	404,977

		6,973,204

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	17,142	176,549
Fletcher Building Ltd.	26,045	89,132
Spark New Zealand Ltd.	54,845	136,389

		402,070

Norway — 0.2%
DNB ASA	16,592	281,280
Equinor ASA	17,591	337,000
Norsk Hydro ASA	25,820	90,316
Orkla ASA	19,078	165,112
Telenor ASA	11,859	243,852
Yara International ASA	4,014	172,368

		1,289,928

Portugal — 0.1%
EDP - Energias de Portugal SA	49,882	181,155
Galp Energia SGPS SA	10,160	152,618

		333,773

Singapore — 0.4%
Ascendas REIT	114,565	243,056
CapitaLand Ltd.	79,200	185,290
CapitaLand Mall Trust	82,900	145,159
DBS Group Holdings Ltd.	27,200	480,029
Genting Singapore Ltd.	136,000	85,966
Keppel Corp. Ltd.	40,800	178,751
Oversea-Chinese Banking Corp. Ltd.	43,800	336,372

Security	Shares	Value

Singapore (continued)
Singapore Press Holdings Ltd.(b)	3,700	$6,291
Singapore Telecommunications Ltd.	133,400	310,154
United Overseas Bank Ltd.	18,500	315,872
Venture Corp. Ltd.	6,800	74,652

		2,361,592

Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	5,266	216,535
Aena SME SA(c)	1,401	257,443
Amadeus IT Group SA	7,267	553,578
Banco Bilbao Vizcaya Argentaria SA	99,291	538,564
Banco de Sabadell SA	104,167	115,289
Banco Santander SA	236,858	1,043,102
Bankia SA	27,748	70,005
Bankinter SA	18,008	129,996
CaixaBank SA	56,533	173,747
Enagas SA	2,268	61,920
Endesa SA	5,803	144,269
Ferrovial SA	9,724	231,781
Ferrovial SA, New(a)	141	3,359
Grifols SA	5,106	130,753
Iberdrola SA	88,838	823,058
Industria de Diseno Textil SA	16,670	446,758
Naturgy Energy Group SA	6,632	188,676
Red Electrica Corp. SA	5,764	122,232
Repsol SA	20,673	333,115
Telefonica SA	66,193	529,465

		6,113,645

Sweden — 0.8%
Alfa Laval AB	6,219	127,390
Assa Abloy AB, Class B	16,190	315,049
Atlas Copco AB, Class A	8,759	235,514
Atlas Copco AB, Class B	7,492	181,294
Boliden AB	5,342	121,409
Electrolux AB, Series B	4,544	98,498
Epiroc AB, Class A	8,759	81,413
Epiroc AB, Class B	7,492	67,700
Essity AB, Class B	9,362	273,959
Hennes & Mauritz AB, Class B	12,581	187,713
Hexagon AB, Class B	4,745	220,019
Investor AB, Class B	6,688	288,329
Kinnevik AB, Class B	5,849	148,726
Lundin Petroleum AB	4,178	113,612
Millicom International Cellular SA, SDR	1,698	95,005
Sandvik AB	20,812	320,472
Skandinaviska Enskilda Banken AB, Class A	21,136	187,126
Skanska AB, Class B	6,755	110,369
SKF AB, Class B	6,688	103,652
Svenska Handelsbanken AB, Class A	21,471	210,983
Swedbank AB, Class A	11,956	170,725
Swedish Match AB	3,128	141,064
Telefonaktiebolaget LM Ericsson, Class B	46,493	446,894
Telia Co. AB	35,887	149,850
Volvo AB, Class B	21,929	305,875

		4,702,640

Switzerland — 3.1%
ABB Ltd., Registered	28,835	526,761
Adecco Group AG, Registered	2,808	150,694
Alcon Inc.(a)	6,409	371,026
Baloise Holding AG, Registered	1,535	254,244

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	8	$52,175
Cie. Financiere Richemont SA, Registered	7,961	583,630
Coca-Cola HBC AG	3,656	131,421
Credit Suisse Group AG, Registered	39,005	441,683
Geberit AG, Registered	798	350,585
Givaudan SA, Registered	137	361,075
Julius Baer Group Ltd.	4,953	195,343
Kuehne + Nagel International AG, Registered	1,717	227,289
LafargeHolcim Ltd., Registered(b)	8,176	390,734
Lonza Group AG, Registered	1,270	389,390
Nestle SA, Registered	45,156	4,469,135
Novartis AG, Registered	32,728	2,801,492
Partners Group Holding AG	462	322,897
Roche Holding AG, NVS	10,436	2,729,743
Schindler Holding AG, Participation Certificates, NVS	798	167,557
Schindler Holding AG, Registered	765	156,521
SGS SA, Registered	68	171,377
Sonova Holding AG, Registered	1,060	235,111
Swatch Group AG (The), Bearer	664	166,157
Swiss Life Holding AG, Registered	731	331,179
Swiss Prime Site AG, Registered	3,419	277,368
Swiss Re AG	4,014	379,112
Swisscom AG, Registered	444	211,704
Temenos AG, Registered	1,202	208,410
UBS Group AG, Registered	63,286	726,702
Zurich Insurance Group AG	2,137	690,061

		18,470,576

United Kingdom — 5.6%
3i Group PLC	17,494	231,740
Admiral Group PLC	4,218	109,623
Anglo American PLC	18,127	432,956
Antofagasta PLC	10,434	102,946
Aptiv PLC	3,965	253,919
Ashtead Group PLC	8,117	190,802
Associated British Foods PLC	6,085	189,284
AstraZeneca PLC	19,075	1,402,377
Auto Trader Group PLC(c)	30,331	229,146
Aviva PLC	58,803	299,870
BAE Systems PLC	49,846	284,224
Barclays PLC	254,756	479,522
BP PLC	280,500	1,909,481
British American Tobacco PLC	34,531	1,201,231
British Land Co. PLC (The)	14,247	95,890
BT Group PLC	122,966	300,301
Bunzl PLC	7,377	196,652
Burberry Group PLC	7,157	152,901
Capri Holdings Ltd.(a)	2,815	91,431
Carnival PLC	4,014	197,816
Coca-Cola European Partners PLC(a)	954	52,852
Compass Group PLC	23,105	521,421
Croda International PLC	4,039	258,101
Diageo PLC	35,791	1,500,165
Experian PLC	15,788	474,994
Ferguson PLC(a)	4,098	264,661
G4S PLC	32,648	86,126
GlaxoSmithKline PLC	72,386	1,393,163
Glencore PLC	180,841	580,429
HSBC Holdings PLC	292,469	2,378,019
Imperial Brands PLC	13,786	332,748

Security	Shares	Value

United Kingdom (continued)
Informa PLC	22,175	$217,055
InterContinental Hotels Group PLC	3,538	227,647
Intertek Group PLC	4,014	267,938
Investec PLC	21,515	125,039
ITV PLC	82,227	111,153
J Sainsbury PLC	35,973	90,726
Johnson Matthey PLC	5,996	233,825
Kingfisher PLC	34,518	93,060
Land Securities Group PLC	11,600	121,147
Legal & General Group PLC	83,825	271,106
Lloyds Banking Group PLC	1,063,285	767,378
London Stock Exchange Group PLC	6,022	401,062
Marks & Spencer Group PLC	29,920	84,926
Meggitt PLC	17,390	107,531
Melrose Industries PLC	88,083	182,017
Micro Focus International PLC	6,737	162,761
National Grid PLC	46,550	465,149
Next PLC	2,473	179,600
NMC Health PLC	2,045	58,071
Pearson PLC	12,840	127,364
Prudential PLC	37,862	752,803
Reckitt Benckiser Group PLC	10,035	802,902
RELX PLC	34,301	796,568
Rio Tinto PLC	19,620	1,121,833
Rolls-Royce Holdings PLC	27,361	296,578
Royal Bank of Scotland Group PLC	68,817	185,357
Royal Dutch Shell PLC, Class A	61,848	1,918,429
Royal Dutch Shell PLC, Class B	59,519	1,855,564
RSA Insurance Group PLC	21,025	146,438
Sage Group PLC (The)	22,275	209,723
Segro PLC	25,050	220,253
Severn Trent PLC	5,750	144,221
Smith & Nephew PLC	13,979	293,182
Smiths Group PLC	9,161	166,328
SSE PLC	16,594	225,569
Standard Chartered PLC	49,375	427,535
Taylor Wimpey PLC	87,402	182,042
Tesco PLC	149,134	425,561
Unilever PLC	18,931	1,154,139
United Utilities Group PLC	13,845	139,148
Vodafone Group PLC	394,333	643,240
Weir Group PLC (The)	8,756	162,230
Whitbread PLC	3,076	179,505
WPP PLC	20,630	244,731

		33,183,225

United States — 61.7%
3M Co.	8,636	1,379,601
Abbott Laboratories	25,962	1,976,487
AbbVie Inc.	22,535	1,728,660
ABIOMED Inc.(a)	731	191,464
Accenture PLC, Class A	9,550	1,700,568
Activision Blizzard Inc.	10,703	464,189
Acuity Brands Inc.	1,075	132,945
Adobe Inc.(a)	7,425	2,011,432
Advance Auto Parts Inc.	1,198	185,690
Advanced Micro Devices Inc.(a)	14,828	406,435
AES Corp./VA	11,667	184,339
Affiliated Managers Group Inc.	923	77,366
Aflac Inc.	11,372	583,384
Agilent Technologies Inc.	5,131	344,034

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AGNC Investment Corp.	12,490	$204,836
Air Products & Chemicals Inc.	3,416	695,463
Akamai Technologies Inc.(a)	2,875	216,660
Albemarle Corp.	1,876	118,751
Alexion Pharmaceuticals Inc.(a)	3,478	395,379
Align Technology Inc.(a)	1,225	348,329
Alkermes PLC(a)	4,455	95,961
Alleghany Corp.(a)	297	197,000
Allergan PLC	5,219	636,248
Alliance Data Systems Corp.	865	118,937
Alliant Energy Corp.	7,260	344,560
Allstate Corp. (The)	5,214	497,989
Alnylam Pharmaceuticals Inc.(a)	2,676	180,684
Alphabet Inc., Class A(a)	4,488	4,965,972
Alphabet Inc., Class C, NVS(a)	4,692	5,178,232
Altria Group Inc.	28,450	1,395,757
Amazon.com Inc.(a)	6,262	11,115,488
Ameren Corp.	4,682	343,378
American Airlines Group Inc.	2,279	62,057
American Electric Power Co. Inc.	7,090	610,591
American Express Co.	10,903	1,250,683
American International Group Inc.	13,330	680,763
American Tower Corp.	6,418	1,339,886
American Water Works Co. Inc.	3,266	369,123
Ameriprise Financial Inc.	2,205	304,797
AmerisourceBergen Corp.	2,540	197,764
AMETEK Inc.	4,477	366,622
Amgen Inc.	9,129	1,521,804
Amphenol Corp., Class A	5,214	453,618
Anadarko Petroleum Corp.	7,687	540,934
Analog Devices Inc.	5,738	554,406
Annaly Capital Management Inc.	21,741	191,538
ANSYS Inc.(a)	1,737	311,791
Anthem Inc.	3,880	1,078,562
Aon PLC	3,700	666,259
Apache Corp.	6,296	164,137
Apple Inc.	71,142	12,454,830
Applied Materials Inc.	14,987	579,847
Arch Capital Group Ltd.(a)	7,425	255,643
Archer-Daniels-Midland Co.	9,100	348,712
Arconic Inc.	7,222	158,162
Arista Networks Inc.(a)	831	203,254
Arrow Electronics Inc.(a)	1,648	103,264
Arthur J Gallagher & Co.	2,771	233,318
Assurant Inc.	1,538	153,738
AT&T Inc.	107,697	3,293,374
Autodesk Inc.(a)	3,480	559,967
Autoliv Inc.	1,468	90,385
Automatic Data Processing Inc.	6,621	1,060,155
AutoZone Inc.(a)(b)	395	405,708
AvalonBay Communities Inc.	2,004	406,832
Avery Dennison Corp.	2,138	222,480
Ball Corp.	5,950	365,270
Bank of America Corp.	138,564	3,685,802
Bank of New York Mellon Corp. (The)	13,483	575,589
Baxter International Inc.	7,487	549,845
BB&T Corp.	11,713	547,583
Becton Dickinson and Co.	4,164	972,044
Berkshire Hathaway Inc., Class B(a)	19,047	3,760,259
Best Buy Co. Inc.	3,604	225,863

Security	Shares	Value

United States (continued)
Biogen Inc.(a)	2,938	$644,274
BioMarin Pharmaceutical Inc.(a)	3,270	268,925
BlackRock Inc.(d)	1,736	721,412
Boeing Co. (The)	8,161	2,787,879
Booking Holdings Inc.(a)	663	1,098,074
BorgWarner Inc.	4,633	164,379
Boston Properties Inc.	2,540	332,308
Boston Scientific Corp.(a)	21,069	809,260
Brighthouse Financial Inc.(a)(b)	2,288	81,201
Bristol-Myers Squibb Co.	25,031	1,135,656
Broadcom Inc.	6,087	1,531,733
Brown-Forman Corp., Class B, NVS	4,352	217,513
Bunge Ltd.	2,611	136,529
Cabot Oil & Gas Corp.	8,162	204,213
Cadence Design Systems Inc.(a)	4,904	311,747
Campbell Soup Co.	3,419	124,144
Capital One Financial Corp.	7,425	637,585
Cardinal Health Inc.	4,812	202,441
CarMax Inc.(a)	2,925	228,969
Carnival Corp.	4,611	236,037
Caterpillar Inc.	8,502	1,018,625
Cboe Global Markets Inc.	1,831	198,737
CBRE Group Inc., Class A(a)	5,281	241,342
CBS Corp., Class B, NVS	5,256	253,760
CDK Global Inc.	3,280	158,752
Celanese Corp.	2,607	247,483
Celgene Corp.(a)	10,659	999,708
Centene Corp.(a)	6,898	398,359
CenterPoint Energy Inc.	10,695	304,166
CenturyLink Inc.	15,790	165,005
Cerner Corp.(a)	4,544	317,944
CF Industries Holdings Inc.	4,771	191,985
CH Robinson Worldwide Inc.	2,741	218,266
Charles Schwab Corp. (The)	18,194	757,052
Charter Communications Inc., Class A(a)	2,485	936,348
Chemours Co. (The)	3,038	64,071
Cheniere Energy Inc.(a)(b)	3,746	236,672
Chevron Corp.	28,315	3,223,663
Chipotle Mexican Grill Inc.(a)	396	261,348
Chubb Ltd.	6,297	919,803
Church & Dwight Co. Inc.	4,400	327,404
Cigna Corp.(a)	5,867	868,433
Cimarex Energy Co.	1,874	107,174
Cincinnati Financial Corp.	2,540	249,530
Cintas Corp.	1,801	399,516
Cisco Systems Inc.	65,961	3,431,951
CIT Group Inc.	3,612	171,714
Citigroup Inc.	35,503	2,206,511
Citizens Financial Group Inc.	9,128	297,390
Citrix Systems Inc.	2,331	219,394
Clorox Co. (The)	2,273	338,245
CME Group Inc.	5,282	1,014,778
CMS Energy Corp.	4,736	265,737
Coca-Cola Co. (The)	59,589	2,927,608
Cognex Corp.	4,034	163,780
Cognizant Technology Solutions Corp., Class A	8,771	543,188
Colgate-Palmolive Co.	12,857	895,104
Comcast Corp., Class A	67,836	2,781,276
Comerica Inc.	3,066	211,002
Conagra Brands Inc.	8,378	224,279

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Concho Resources Inc.	3,291	$322,551
ConocoPhillips	17,420	1,027,083
Consolidated Edison Inc.	4,812	415,276
Constellation Brands Inc., Class A	2,610	460,534
Continental Resources Inc./OK(a)	1,744	61,040
Copart Inc.(a)	3,478	248,607
Corning Inc.	13,004	375,035
CoStar Group Inc.(a)	663	337,891
Costco Wholesale Corp.	6,760	1,619,561
Crown Castle International Corp.	5,951	773,690
Crown Holdings Inc.(a)(b)	3,210	177,930
CSX Corp.	13,041	971,163
Cummins Inc.	2,540	382,930
CVS Health Corp.	19,589	1,025,876
Danaher Corp.	9,371	1,237,066
Darden Restaurants Inc.	2,135	248,343
DaVita Inc.(a)	2,339	101,559
Deere & Co.	4,352	610,020
Dell Technologies Inc., Class C(a)	2,448	145,778
Delta Air Lines Inc.	2,900	149,350
DENTSPLY SIRONA Inc.	3,746	201,797
Devon Energy Corp.	8,310	209,080
DexCom Inc.(a)	1,525	184,982
Diamondback Energy Inc.(b)	2,900	284,374
Digital Realty Trust Inc.	3,210	377,881
Discover Financial Services	5,865	437,236
Discovery Inc., Class A(a)(b)	2,272	61,935
Discovery Inc., Class C, NVS(a)	5,901	151,302
DISH Network Corp., Class A(a)	4,224	152,529
Dollar General Corp.	4,206	535,340
Dollar Tree Inc.(a)	3,545	360,137
Dominion Energy Inc.	11,201	842,091
Domino’s Pizza Inc.	732	204,594
Dover Corp.	3,009	269,035
Dow Inc.(a)	11,302	528,482
DowDuPont Inc.	33,907	1,034,842
DR Horton Inc.	5,884	251,600
DTE Energy Co.	2,875	360,726
Duke Energy Corp.	10,035	859,096
Duke Realty Corp.	8,296	249,627
DXC Technology Co.	4,191	199,240
E*TRADE Financial Corp.	1,555	69,664
Eastman Chemical Co.	2,540	164,897
Eaton Corp. PLC	6,554	488,207
Eaton Vance Corp., NVS	5,462	208,758
eBay Inc.	14,101	506,649
Ecolab Inc.	4,218	776,492
Edison International	5,286	313,830
Edwards Lifesciences Corp.(a)	3,140	535,998
Electronic Arts Inc.(a)	4,629	430,867
Eli Lilly & Co.	14,588	1,691,333
Emerson Electric Co.	9,094	547,823
Entergy Corp.	3,009	292,084
EOG Resources Inc.	8,571	701,793
Equifax Inc.	1,870	226,083
Equinix Inc.	1,200	582,948
Equity Residential	5,482	419,757
Essex Property Trust Inc.	1,133	330,541
Estee Lauder Companies Inc. (The), Class A	3,344	538,484
Everest Re Group Ltd.	773	191,441

Security	Shares	Value

United States (continued)
Evergy Inc.	376	$21,861
Eversource Energy	5,214	385,002
Exact Sciences Corp.(a)	2,244	232,546
Exelon Corp.	13,242	636,675
Expedia Group Inc.	1,937	222,755
Expeditors International of Washington Inc.	3,880	270,009
Exxon Mobil Corp.	62,817	4,445,559
F5 Networks Inc.(a)	1,401	185,044
Facebook Inc., Class A(a)	35,981	6,385,548
Fastenal Co.	9,222	282,101
Federal Realty Investment Trust	1,468	191,912
FedEx Corp.	3,746	577,933
Fidelity National Financial Inc.	4,544	175,171
Fidelity National Information Services Inc.	4,608	554,342
Fifth Third Bancorp	13,108	347,362
First Data Corp., Class A(a)	8,433	214,367
First Republic Bank/CA(b)	2,942	285,433
FirstEnergy Corp.	8,180	337,343
Fiserv Inc.(a)	5,448	467,765
FleetCor Technologies Inc.(a)	1,402	362,010
Flex Ltd.(a)	9,873	88,265
FLIR Systems Inc.	3,188	154,076
Flowserve Corp.	3,009	139,768
Fluor Corp.	2,638	73,125
FMC Corp.	2,813	206,615
Ford Motor Co.	55,305	526,504
Fortinet Inc.(a)	2,645	191,710
Fortive Corp.	4,905	373,516
Fox Corp., Class A, NVS(a)	5,844	205,884
Fox Corp., Class B(a)	2,669	92,641
Franklin Resources Inc.	5,817	185,097
Freeport-McMoRan Inc.	22,119	214,775
Gap Inc. (The)	3,947	73,730
Garmin Ltd.	2,539	194,183
Gartner Inc.(a)	1,606	242,988
General Dynamics Corp.	3,947	634,757
General Electric Co.	131,089	1,237,480
General Mills Inc.	9,441	466,763
General Motors Co.	18,931	631,160
Genuine Parts Co.	2,534	250,613
Gilead Sciences Inc.	18,797	1,170,113
Global Payments Inc.	2,875	442,865
Goldman Sachs Group Inc. (The)	5,092	929,239
GrubHub Inc.(a)	2,067	134,665
H&R Block Inc.	3,746	98,333
Halliburton Co.	11,425	243,238
Hanesbrands Inc.	6,085	90,362
Harley-Davidson Inc.	2,741	89,686
Harris Corp.	1,987	371,947
Hartford Financial Services Group Inc. (The)	6,219	327,493
Hasbro Inc.	2,347	223,294
HCA Healthcare Inc.	4,352	526,418
HCP Inc.	8,037	254,853
HEICO Corp., Class A	1,437	141,200
Helmerich & Payne Inc.	2,416	118,167
Henry Schein Inc.(a)	2,620	168,885
Hershey Co. (The)	2,607	344,020
Hess Corp.	4,693	262,151
Hewlett Packard Enterprise Co.	18,808	258,046
Hilton Worldwide Holdings Inc.	4,288	383,519

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
HollyFrontier Corp.	3,021	$114,738
Hologic Inc.(a)	4,713	207,419
Home Depot Inc. (The)	16,854	3,199,732
Honeywell International Inc.	10,570	1,736,757
Hormel Foods Corp.	5,281	208,547
Host Hotels & Resorts Inc.	10,970	198,667
HP Inc.	23,979	447,928
Humana Inc.	2,196	537,713
Huntington Bancshares Inc./OH	19,730	249,584
IAC/InterActiveCorp.(a)	1,297	286,442
IDEXX Laboratories Inc.(a)	1,468	366,662
IHS Markit Ltd.(a)	6,291	361,040
Illinois Tool Works Inc.	4,879	681,304
Illumina Inc.(a)	2,339	717,862
Incyte Corp.(a)	3,147	247,449
Ingersoll-Rand PLC	4,285	507,087
Intel Corp.	67,552	2,974,990
Intercontinental Exchange Inc.	8,960	736,602
International Business Machines Corp.	13,409	1,702,809
International Flavors & Fragrances Inc.	1,535	207,870
International Paper Co.	6,360	263,749
Interpublic Group of Companies Inc. (The)	8,513	180,646
Intuit Inc.	3,880	950,018
Intuitive Surgical Inc.(a)	1,812	842,308
IPG Photonics Corp.(a)	982	122,917
IQVIA Holdings Inc.(a)	2,645	359,323
Iron Mountain Inc.	5,181	158,798
Jacobs Engineering Group Inc.	2,674	201,325
Jazz Pharmaceuticals PLC(a)	1,184	148,651
JB Hunt Transport Services Inc.	1,736	147,803
Jefferies Financial Group Inc.	7,708	136,200
JM Smucker Co. (The)	2,071	251,751
Johnson & Johnson	40,441	5,303,837
Johnson Controls International PLC	15,926	613,470
JPMorgan Chase & Co.	49,767	5,273,311
Juniper Networks Inc.	8,052	198,160
Kansas City Southern	2,071	234,603
Kellogg Co.	4,218	221,698
KeyCorp	18,060	288,418
Keysight Technologies Inc.(a)	3,164	237,711
Kimberly-Clark Corp.	5,482	701,093
Kimco Realty Corp.	11,861	206,381
Kinder Morgan Inc./DE	33,388	666,091
KLA-Tencor Corp.	2,668	274,991
Kohl’s Corp.	2,667	131,536
Kraft Heinz Co. (The)	9,630	266,269
Kroger Co. (The)	12,621	287,885
L3 Technologies Inc.	1,468	355,344
Laboratory Corp. of America Holdings(a)	1,803	293,186
Lam Research Corp.	2,422	422,905
Lamb Weston Holdings Inc.	2,370	140,422
Las Vegas Sands Corp.	5,271	289,905
Leggett & Platt Inc.	4,110	145,946
Lennar Corp., Class A	4,967	246,661
Lennox International Inc.	233	61,538
Liberty Global PLC, Class C, NVS(a)	8,307	201,362
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	2,115	78,953
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	5,147	186,013
Liberty Property Trust	7,083	336,230
Lincoln National Corp.	3,746	222,700

Security	Shares	Value

United States (continued)
LKQ Corp.(a)	6,906	$177,139
Lockheed Martin Corp.	3,841	1,300,332
Loews Corp.	5,348	274,673
Lowe’s Companies Inc.	12,176	1,135,777
Lululemon Athletica Inc.(a)	1,734	287,133
LyondellBasell Industries NV, Class A	4,536	336,798
M&T Bank Corp.	2,272	362,611
Macerich Co. (The)	2,886	104,848
Macy’s Inc.	4,941	101,636
ManpowerGroup Inc.	1,538	131,530
Marathon Oil Corp.	13,645	179,432
Marathon Petroleum Corp.	10,559	485,608
Markel Corp.(a)	262	277,424
MarketAxess Holdings Inc.	342	101,854
Marriott International Inc./MD, Class A	5,021	626,822
Marsh & McLennan Companies Inc.	7,359	703,520
Martin Marietta Materials Inc.	1,202	253,021
Marvell Technology Group Ltd.	10,423	232,433
Masco Corp.	6,152	214,828
Mastercard Inc., Class A	13,814	3,474,083
Maxim Integrated Products Inc.	5,013	263,634
McCormick & Co. Inc./MD, NVS	1,993	310,988
McDonald’s Corp.	11,368	2,253,933
McKesson Corp.	3,006	367,153
Medtronic PLC	19,327	1,789,294
MercadoLibre Inc.(a)	665	379,396
Merck & Co. Inc.	39,694	3,144,162
MetLife Inc.	12,906	596,386
MGM Resorts International	9,255	229,709
Microchip Technology Inc.	3,876	310,196
Micron Technology Inc.(a)	16,938	552,348
Microsoft Corp.	109,370	13,526,882
Mohawk Industries Inc.(a)(b)	1,079	146,258
Molson Coors Brewing Co., Class B	3,215	176,761
Mondelez International Inc., Class A	22,616	1,150,024
Monster Beverage Corp.(a)	6,755	417,864
Moody’s Corp.	3,143	574,792
Morgan Stanley	19,839	807,249
Mosaic Co. (The)	5,959	127,940
Motorola Solutions Inc.	2,739	410,713
Mylan NV(a)	8,037	135,022
Nasdaq Inc.	2,339	212,007
National Oilwell Varco Inc.	6,564	136,859
Nektar Therapeutics(a)	3,087	96,685
NetApp Inc.	4,014	237,629
Netflix Inc.(a)	6,623	2,273,543
Newell Brands Inc.	10,422	139,863
Newmont Goldcorp Corp.	13,629	450,984
News Corp., Class A, NVS	9,345	106,440
NextEra Energy Inc.	6,840	1,355,756
Nielsen Holdings PLC	6,232	141,653
NIKE Inc., Class B	18,797	1,450,001
Noble Energy Inc.	9,468	202,615
Nordstrom Inc.	1,991	62,318
Norfolk Southern Corp.	4,352	849,249
Northern Trust Corp.	3,478	297,439
Northrop Grumman Corp.	2,540	770,255
NRG Energy Inc.	5,259	179,016
Nucor Corp.	4,879	234,192
NVIDIA Corp.	8,703	1,178,908

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
O’Reilly Automotive Inc.(a)	1,269	$471,269
Occidental Petroleum Corp.	11,292	562,003
Okta Inc.(a)	2,267	256,670
Omnicom Group Inc.	3,813	294,974
ON Semiconductor Corp.(a)	8,923	158,472
ONEOK Inc.	6,295	400,488
Oracle Corp.	39,059	1,976,385
PACCAR Inc.	5,482	360,825
Palo Alto Networks Inc.(a)	1,533	306,815
Parker-Hannifin Corp.	1,998	304,335
Paychex Inc.	5,080	435,813
Paycom Software Inc.(a)(b)	1,086	230,341
PayPal Holdings Inc.(a)	16,921	1,857,080
Pentair PLC	3,016	105,017
People’s United Financial Inc.	12,962	199,226
PepsiCo Inc.	21,082	2,698,496
Pfizer Inc.	87,407	3,629,139
Philip Morris International Inc.	23,223	1,791,190
Phillips 66	6,755	545,804
Pinnacle West Capital Corp.	2,269	213,082
Pioneer Natural Resources Co.	2,676	379,885
Plains GP Holdings LP, Class A	3,356	75,577
PNC Financial Services Group Inc. (The)	6,286	799,956
PPG Industries Inc.	4,148	434,088
PPL Corp.	11,678	347,537
Principal Financial Group Inc.	4,817	248,413
Procter & Gamble Co. (The)	36,967	3,804,274
Progressive Corp. (The)	8,953	709,794
Prologis Inc.	10,103	744,288
Prudential Financial Inc.	6,353	586,890
Public Service Enterprise Group Inc.	7,889	463,558
Public Storage	2,406	572,339
PulteGroup Inc.	5,632	174,592
PVH Corp.	1,334	113,643
Qorvo Inc.(a)	2,323	142,121
QUALCOMM Inc.	18,544	1,239,110
Quest Diagnostics Inc.	2,272	217,908
Qurate Retail Inc.(a)	7,191	90,103
Ralph Lauren Corp.	1,066	112,069
Raymond James Financial Inc.	742	61,274
Raytheon Co.	4,477	781,236
Realty Income Corp.	4,477	313,748
Red Hat Inc.(a)	2,675	493,002
Regency Centers Corp.	3,411	224,990
Regeneron Pharmaceuticals Inc.(a)	1,232	371,719
Regions Financial Corp.	18,749	259,299
Reinsurance Group of America Inc.	806	119,336
RenaissanceRe Holdings Ltd.	905	157,868
Republic Services Inc.	4,136	349,864
ResMed Inc.	2,690	306,983
Robert Half International Inc.	2,808	150,677
Rockwell Automation Inc.	1,932	287,578
Roper Technologies Inc.	1,803	620,088
Ross Stores Inc.	5,891	547,804
Royal Caribbean Cruises Ltd.	2,540	309,270
S&P Global Inc.	4,218	902,146
salesforce.com Inc.(a)	11,661	1,765,592
SBA Communications Corp.(a)	2,002	433,253
Schlumberger Ltd.	20,237	702,022
Seagate Technology PLC	3,880	162,378

Security	Shares	Value

United States (continued)
Seattle Genetics Inc.(a)	2,992	$194,689
SEI Investments Co.	4,020	202,005
Sempra Energy	4,567	600,332
ServiceNow Inc.(a)(b)	3,012	788,933
Sherwin-Williams Co. (The)	1,267	531,443
Simon Property Group Inc.	4,556	738,482
Sirius XM Holdings Inc.	30,479	161,843
Skyworks Solutions Inc.	2,804	186,831
SL Green Realty Corp.	2,789	239,854
Southern Co. (The)	15,129	809,401
Southwest Airlines Co.	2,680	127,568
Spirit AeroSystems Holdings Inc., Class A	2,289	185,501
Splunk Inc.(a)(b)	2,473	281,897
Sprint Corp.(a)(b)	15,459	106,203
Square Inc., Class A(a)	5,306	328,707
SS&C Technologies Holdings Inc.	4,031	224,325
Stanley Black & Decker Inc.	2,540	323,139
Starbucks Corp.	19,047	1,448,715
State Street Corp.	5,961	329,345
Stryker Corp.	4,812	881,751
SunTrust Banks Inc.	7,291	437,533
SVB Financial Group(a)	865	174,211
Symantec Corp.	10,185	190,765
Synchrony Financial	10,706	360,043
Synopsys Inc.(a)	3,746	436,184
Sysco Corp.	8,028	552,487
T-Mobile U.S. Inc.(a)	5,422	398,192
T Rowe Price Group Inc.	3,752	379,477
Take-Two Interactive Software Inc.(a)	1,928	208,513
Tapestry Inc.	4,544	129,777
Targa Resources Corp.	5,020	193,069
Target Corp.	7,894	635,072
TD Ameritrade Holding Corp.	4,352	216,512
TE Connectivity Ltd.	5,281	444,819
TechnipFMC PLC	10,067	209,394
Teleflex Inc.	717	206,711
Tesla Inc.(a)(b)	2,004	371,061
Texas Instruments Inc.	13,716	1,430,716
Textron Inc.	4,525	204,982
Thermo Fisher Scientific Inc.	5,953	1,589,332
Tiffany & Co.	1,803	160,665
TJX Companies Inc. (The)	18,463	928,504
Torchmark Corp.	4,661	398,562
Total System Services Inc.	3,344	413,084
Tractor Supply Co.	2,272	228,972
TransDigm Group Inc.(a)	797	351,437
TransUnion	3,353	219,756
Travelers Companies Inc. (The)	3,382	492,318
Trimble Inc.(a)	4,812	191,999
TripAdvisor Inc.(a)	2,391	101,068
Twilio Inc., Class A(a)	1,884	248,669
Twitter Inc.(a)	10,912	397,633
Tyson Foods Inc., Class A	4,812	365,183
U.S. Bancorp	23,615	1,185,473
UDR Inc.	5,281	236,483
Ulta Salon Cosmetics & Fragrance Inc.(a)	931	310,377
Under Armour Inc., Class A(a)	3,893	88,760
Under Armour Inc., Class C, NVS(a)	2,628	53,164
Union Pacific Corp.	11,504	1,918,637
United Parcel Service Inc., Class B	10,230	950,572

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
United Rentals Inc.(a)	1,332	$146,653
United Technologies Corp.	12,022	1,518,379
UnitedHealth Group Inc.	14,117	3,413,491
Universal Health Services Inc., Class B	1,468	175,499
Unum Group	3,947	124,291
Valero Energy Corp.	6,822	480,269
Varian Medical Systems Inc.(a)	1,599	201,890
Veeva Systems Inc., Class A(a)	2,201	339,592
Ventas Inc.	5,492	353,136
VEREIT Inc.	41,349	367,179
VeriSign Inc.(a)	2,342	456,643
Verisk Analytics Inc.	2,741	383,740
Verizon Communications Inc.	61,562	3,345,895
Vertex Pharmaceuticals Inc.(a)	4,014	667,047
VF Corp.	5,080	415,950
Visa Inc., Class A(b)	25,491	4,112,463
VMware Inc., Class A	1,267	224,234
Vornado Realty Trust	3,080	203,988
Vulcan Materials Co.	2,339	292,164
Wabtec Corp.	2,580	160,940
Walmart Inc.	22,015	2,233,202
Walgreens Boots Alliance Inc.	12,230	603,428
Walt Disney Co. (The)	27,218	3,593,865
Waste Management Inc.	6,487	709,353
Waters Corp.(a)	1,214	243,662
WEC Energy Group Inc.	5,281	425,385
WellCare Health Plans Inc.(a)	763	210,733
Wells Fargo & Co.	64,973	2,882,852
Welltower Inc.	5,959	483,990
Western Digital Corp.	4,499	167,453
Western Union Co. (The)	10,727	208,104
Westrock Co.	4,831	157,491
Weyerhaeuser Co.	11,640	265,392
Whirlpool Corp.	1,471	168,988
Williams Companies Inc. (The)	18,678	492,726
Willis Towers Watson PLC	1,937	339,943
Workday Inc., Class A(a)	2,616	533,978
Worldpay Inc., Class A(a)	4,801	583,994
WR Berkley Corp.	4,420	274,924
WW Grainger Inc.	762	199,408
Wynn Resorts Ltd.	1,598	171,513
Xcel Energy Inc.	8,100	464,454
Xerox Corp.	4,069	124,552
Xilinx Inc.	3,743	382,946
Xylem Inc./NY	3,009	223,328
Yum! Brands Inc.	4,874	498,854
Zebra Technologies Corp., Class A(a)	1,020	174,869
Zillow Group Inc., Class C, NVS(a)(b)	2,526	108,669
Zimmer Biomet Holdings Inc.	3,079	350,790
Zoetis Inc.	7,693	777,378

		363,396,020

Total Common Stocks — 99.2% (Cost: $571,854,127)		584,556,228

Security	Shares	Value

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	3,215	$292,988
Porsche Automobil Holding SE, Preference Shares, NVS	2,879	178,954
Sartorius AG, Preference Shares, NVS	1,071	202,890
Volkswagen AG, Preference Shares, NVS	3,210	499,000

		1,173,832

Total Preferred Stocks — 0.2% (Cost: $1,404,893)		1,173,832

Rights

United Kingdom — 0.0%
Marks & Spencer Group PLC (Expires 06/12/19)(a)	5,984	2,942

Total Rights — 0.0% (Cost: $0)		2,942

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	5,727,874	5,730,166
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	436,222	436,222

		6,166,388

Total Short-Term Investments — 1.1% (Cost: $6,165,296)		6,166,388

Total Investments in Securities — 100.5% (Cost: $579,424,316)		591,899,390

Other Assets, Less Liabilities — (0.5)%		(2,772,341)

Net Assets — 100.0%		$589,127,049

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI World ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,240,465	487,409	(a)	—		5,727,874	$5,730,166	$47,378	(b)	$1,173	$26
BlackRock Cash Funds: Treasury, SL Agency Shares	1,226,612	—		(790,390	)(a)	436,222	436,222	21,712		—	—
BlackRock Inc.	1,586	850		(700)		1,736	721,412	15,814		49,933	(127,643)
PNC Financial Services Group Inc. (The)(c)	5,734	3,128		(2,576)		6,286	N/A	18,702		86,836	(236,889)

							$6,887,800	$103,606		$137,942	$(364,506)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	15	06/21/19	$547	$(17,107)
FTSE 100 Index	4	06/21/19	361	(9,383)
S&P 500 E-Mini Index	14	06/21/19	1,927	(79,069)
TOPIX Index	2	06/13/19	277	(8,188)

				$(113,747)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$584,552,869	$3,359	$—	$584,556,228
Preferred Stocks	1,173,832	—	—	1,173,832
Rights	2,942	—	—	2,942
Money Market Funds	6,166,388	—	—	6,166,388

	$591,896,031	$3,359	$—	$591,899,390

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(113,747)	$—	$—	$(113,747)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt